SHARE-BASED COMPENSATION - Restricted Stock Units (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
SHARE-BASED COMPENSATION
Number of common stocks represented by each RSU	1
Weighted- average grant date fair value
Forfeiture percentage	13.04%	13.04%	0.00%
Fair value of stock option and RSU on the grant date	$ 3,500,000
Share-based compensation expense	6,585,386	$ 1,828,868	$ 0
Unrecognized compensation cost	$ 518,891	$ 1,163,825
Period of unrecognized compensation cost expected to be recognized (in years)	1 year
Restricted Stock Units
SHARE-BASED COMPENSATION
Vesting period	3 years
Number of Restricted Shares
Granted (in shares)	616,700
Vested (in shares)	(538,900)
Outstanding at end of year (in shares)	77,800
Weighted- average grant date fair value
Granted (in dollars per share)	$ 9.26
Vested (in dollars per share)	9.26
Outstanding at end of year (in dollars per share)	$ 9.26
Restricted Stock Units | First Anniversary of the date of grant
SHARE-BASED COMPENSATION
Vesting Rights	33.00%
Restricted Stock Units | Second and third anniversary of the grant date
SHARE-BASED COMPENSATION
Vesting Rights	67.00%